Annual Fund Operating Expenses - Macquarie Value Fund	Nov. 30, 2024
Class A
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.17%	[1]
Total annual fund operating expenses	0.97%
Class C
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.17%	[1]
Total annual fund operating expenses	1.72%
Class R
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.17%	[1]
Total annual fund operating expenses	1.22%
Institutional Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.17%	[1]
Total annual fund operating expenses	0.72%
Class R6
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.06%	[1],[2]
Total annual fund operating expenses	0.61%

[1]	“Other expenses” have been restated to reflect current fees.
[2]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the Prospectus entitled “Choosing a share class.”